Supplementary Balance Sheet Information - Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long Term Debt Maturity [Line Items]
Amortized cost	$ 15,026
Aggregate fair value	15,052
Unrealized Gains	97
Unrealized losses	(71)
Short Term Marketable Securities [Member] | Government and corporate debentures [Member]
Long Term Debt Maturity [Line Items]
Amortized cost	2,238
Aggregate fair value	2,221
Unrealized losses	(17)
Long Term Marketable Securities [Member] | Government and corporate debentures [Member]
Long Term Debt Maturity [Line Items]
Amortized cost	12,788
Aggregate fair value	12,831
Unrealized Gains	97
Unrealized losses	$ (54)